[WELLS FARGO FUNDS LOGO]

WELLS FARGO STOCK FUNDS

ANNUAL REPORT

CLASS O

EQUITY INDEX FUND

OTC GROWTH FUND

SEPTEMBER 30, 2002

[GRAPHIC]

                                                                     STOCK FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                      1

PERFORMANCE HIGHLIGHTS

   EQUITY INDEX FUND                                                        2

   OTC GROWTH FUND                                                          4

PORTFOLIO OF INVESTMENTS

   EQUITY INDEX FUND                                                        6

   OTC GROWTH FUND                                                         21

FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                                    24

   STATEMENTS OF OPERATIONS                                                25

   STATEMENTS OF CHANGES IN NET ASSETS                                     26

   FINANCIAL HIGHLIGHTS                                                    28

NOTES TO FINANCIAL STATEMENTS                                              31

INDEPENDENT AUDITORS' REPORT                                               35

TAX INFORMATION                                                            38

LIST OF ABBREVIATIONS                                                      39

                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

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THIS PAGE IS INTENTIONALLY LEFT BLANK --

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DEAR VALUED SHAREHOLDER,

     We are pleased to provide you with this WELLS FARGO STOCKS FUNDS annual report for the 12-month period ending September 30, 2002. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook, as well as interesting facts and figures about each portfolio.

THE ECONOMY: MODEST, UNEVEN GROWTH

     After rebounding earlier this year, economic growth appeared to have weakened by the end of the period, as the manufacturing sector relapsed and consumer spending finally showed signs of slowing. At the same time, mounting tensions in the Middle East undermined business and consumer confidence.

     Still, the economy enjoyed support from strong growth in labor productivity, low inflation and the effects of low interest rates, particularly the impact of low mortgage rates on the affordability and demand for housing. On balance, the U.S. economy continued to advance at a modest rate and appeared unlikely to dip into a recession.

STOCKS: A GROWLING BEAR

     The 12-month period was a difficult year for stocks. Moreover, the third quarter of 2002 was an especially difficult time period as the S&P 500 Index registered its worst quarterly performance in 15 years, including a double-digit decline in September.

     Resilience was greatest in the more defensive consumer staples and health care sectors of the market, while the hard-pressed technology and telecommunications sectors suffered the steepest declines. High-dividend, S&P 500 stocks yielding more than 3.5% also held up relatively well.

BONDS: HELPED BY THE EXODUS FROM STOCKS

     Pessimism over the economy, tensions with Iraq and the equity-related flight of capital late in the third quarter of 2002 sent U.S.Treasury bill rates down to levels not seen since the late 1950s. The yield on 10-year U.S.Treasury notes hit a 39-year low. The exodus from stocks and other securities into Treasuries and money market instruments also exaggerated the interest rate declines. As a result, U.S. Treasury bond prices rose. Within the corporate bond sector, accounting and other problems in the utilities sector masked relatively strong gains by industrials and the financial services sector. Mortgage-backed securities were affected by heightened pre-payment risk, as the refinancing boom gathered momentum.

LOOKING AHEAD

     Although a rise in corporate profits and the economy would likely cause interest rates to rise and bond prices to fall, the magnitude of such a move may be modest. We believe the economy may level out at about a 2.5% annual growth rate, which should be strong enough to keep the Federal Reserve Board from raising interest rates. Meanwhile, yields on longer-term U.S. Treasury bonds may be affected by a historically low premium over inflation.

     The attractive yields in the non-Treasury sector of the bond market may be better insulated from any future bond sell-off that may occur in an improved economy. High-yield and investment-grade corporate securities should benefit most from an improved outlook for credit quality associated with an improved earnings outlook. Mortgage-backed bonds may be best positioned for the end in the decline of long-term rates as pre-payment risk subsides.

     Meanwhile, the signs of an eventual stock market recovery may already be emerging. By the end of the period, stock valuations generally were more reasonable than they had been in years. Pessimism over the earnings outlook appeared to be the main obstacle for a sustained rally in stocks, but the news on corporate profits was perhaps not as bleak as it first appeared. Corporate profits and cash flow, based on U.S. Commerce Department estimates, posted double-digit gains during the first half of 2002. Aggressive cost cutting has lifted profit margins despite declining selling prices, while inflation-adjusted sales gains out paced overall economic growth.

     During these uncertain economic times, it is important to ensure that your portfolio is diversified. While diversification will not prevent losses in a bear market, it may help reduce them and keep you on track to reach your financial goals.

     Thank you for choosing WELLS FARGO FUNDS. We appreciate the confidence in these difficult times. Rest assured that through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222.

  Sincerely,


  /s/ Michael J. Hogan
  Michael J. Hogan
  President
  WELLS FARGO FUNDS

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS

EQUITY INDEX FUND

INVESTMENT OBJECTIVE

  The Wells Fargo Equity Index Fund (the Fund) seeks to approximate to the extent practicable the total rate of return of substantially all common stocks comprising the S&P 500 Index(1) before fees and expenses.

ADVISER

  Wells Fargo Funds Management, LLC

SUB-ADVISER

  Wells Capital Management Incorporated

FUND MANAGERS

  Dave Sylvester
  Laurie White

INCEPTION DATE

  01/25/84

PERFORMANCE HIGHLIGHTS

     The Fund's Class O shares returned (20.85)%(2) for the 12-month period ended September 30, 2002, excluding sales charges, underperforming the S&P 500 Index, which returned (20.47)% during the period. The Fund's Class O shares distributed $0.54 per share in dividend income and $6.31 per share in capital gains during the period.

     A combination of weaker than expected economic growth, the loss of confidence in corporate accounting and the fear of impending war caused many investors to avoid stocks regardless of investment style or market capitalization. In addition, business capital spending remained under pressure during the fiscal year, while consumer spending, which has kept the U.S. economy out of a recession in 2002, began to subside.

     Sectors that continued to fare poorly during the 12-month period included technology and other economically sensitive areas. For example, the Fund's holdings of GE and Microsoft were the biggest detractors from the Fund's performance. In addition, financial services and retailing stocks gave up much of the ground that they achieved in the first half of the fiscal year, despite a declining interest rate environment. On the other hand, the health care and consumer staples sectors performed relatively well, as these sectors were less economically sensitive. For example, consumer product manufacturer Procter & Gamble was one of the biggest contributors to Fund performance.

STRATEGIC OUTLOOK

     Although the Fund's total return for the fiscal period was lower than it has been in years, it is important to remember that the stock market has had many periods of volatility throughout its long history. Given declining stock prices over the past few years, we believe that the risk of investing in stocks may be lower today than it has been in a long time.

----------
(1) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2002)

                                                   INCLUDING SALES CHARGE         EXCLUDING SALES CHARGE
                                                  ------------------------      --------------------------
                                                  1-YEAR   5-YEAR  10-YEAR       1-YEAR   5-YEAR   10-YEAR
Wells Fargo Equity Index Fund - Class O                                          (20.85)  (2.06)     8.27

Benchmark

   S&P 500 Index                                                                 (20.47)  (1.62)     8.99

CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

Beta*                                             1.05

Price to Earnings Ratio (trailing 12 months)     35.37x

Price to Book Ratio                               5.43x

Median Market Cap. ($B)                            6.8

5-Year Earnings Growth (historic)                13.27%

Number of Holdings                                 512

Portfolio Turnover                                   4%

* A measure of the Fund's sensitivity to market movements. The benchmark beta is 1.00 by definition.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2002)

General Electric Company             3.13%

Microsoft Corporation                3.02%

Wal-Mart Stores, Incoporated         2.79%

Exxon Mobil Corporation              2.75%

Pfizer, Incoporated                  2.29%

Johnson & Johnson                    2.05%

Citigroup, Incoporated               1.91%

American International Group         1.82%

Coca-Cola Company                    1.52%

Procter & Gamble Company             1.48%

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2002)

[CHART]

Financial Services          20%
Health Care                 15%
Consumer Discretionary      13%
Information Technology      12%
Industrials                 11%
Consumer Staples            10%
Energy                       6%
Cash                         4%
Materials                    3%
Telecommunications           3%
Utilities                    3%

GROWTH OF $10,000 INVESTMENT(5)

[CHART]

           WELLS FARGO EQUITY                        WELLS FARGO EQUITY
          INDEX FUND - CLASS A     S&P 500 INDEX    INDEX FUND - CLASS O
 9/92           $  9,424             $  10,000           $  10,000
10/92           $  9,449             $  10,118           $  10,029
11/92           $  9,762             $  10,152           $  10,362
12/92           $  9,876             $  10,498           $  10,484
 1/93           $  9,948             $  10,627           $  10,562
 2/93           $ 10,077             $  10,716           $  10,700
 3/93           $ 10,278             $  10,862           $  10,917
 4/93           $ 10,026             $  11,091           $  10,650
 5/93           $ 10,282             $  10,823           $  10,923
 6/93           $ 10,303             $  11,112           $  10,945
 7/93           $ 10,252             $  11,145           $  10,892
 8/93           $ 10,630             $  11,100           $  11,296
 9/93           $ 10,541             $  11,521           $  11,203
10/93           $ 10,748             $  11,433           $  11,426
11/93           $ 10,637             $  11,670           $  11,309
12/93           $ 10,755             $  11,558           $  11,433
 1/94           $ 11,111             $  11,698           $  11,813
 2/94           $ 10,804             $  12,096           $  11,488
 3/94           $ 10,327             $  11,767           $  10,981
 4/94           $ 10,452             $  11,254           $  11,117
 5/94           $ 10,612             $  11,399           $  11,288
 6/94           $ 10,348             $  11,586           $  11,010
 7/94           $ 10,678             $  11,302           $  11,362
 8/94           $ 11,102             $  11,673           $  11,815
 9/94           $ 10,826             $  12,152           $  11,524
10/94           $ 11,058             $  11,854           $  11,772
11/94           $ 10,651             $  12,121           $  11,338
12/94           $ 10,800             $  11,679           $  11,490
 1/95           $ 11,068             $  11,853           $  11,780
 2/95           $ 11,491             $  12,160           $  12,230
 3/95           $ 11,818             $  12,633           $  12,581
 4/95           $ 12,153             $  13,005           $  12,937
 5/95           $ 12,626             $  13,388           $  13,443
 6/95           $ 12,905             $  13,922           $  13,741
 7/95           $ 13,321             $  14,245           $  14,187
 8/95           $ 13,346             $  14,717           $  14,216
 9/95           $ 13,892             $  14,754           $  14,798
10/95           $ 13,836             $  15,377           $  14,741
11/95           $ 14,424             $  15,322           $  15,370
12/95           $ 14,687             $  15,994           $  15,653
 1/96           $ 15,173             $  16,302           $  16,173
 2/96           $ 15,304             $  16,856           $  16,316
 3/96           $ 15,439             $  17,013           $  16,461
 4/96           $ 15,652             $  17,176           $  16,693
 5/96           $ 16,036             $  17,428           $  17,104
 6/96           $ 16,086             $  17,876           $  17,158
 7/96           $ 15,365             $  17,944           $  16,395
 8/96           $ 15,672             $  17,151           $  16,725
 9/96           $ 16,539             $  17,513           $  17,648
10/96           $ 16,979             $  18,497           $  18,124
11/96           $ 18,238             $  19,008           $  19,470
12/96           $ 17,869             $  20,443           $  19,077
 1/97           $ 18,958             $  20,038           $  20,243
 2/97           $ 19,090             $  21,288           $  20,389
 3/97           $ 18,296             $  21,457           $  19,544
 4/97           $ 19,369             $  20,577           $  20,694
 5/97           $ 20,528             $  21,803           $  21,932
 6/97           $ 21,439             $  23,135           $  22,910
 7/97           $ 23,103             $  24,165           $  24,693
 8/97           $ 21,798             $  26,086           $  23,302
 9/97           $ 22,968             $  24,625           $  24,557
10/97           $ 22,187             $  25,972           $  23,725
11/97           $ 23,187             $  25,105           $  24,799
12/97           $ 23,567             $  26,267           $  25,208
 1/98           $ 23,814             $  26,719           $  25,476
 2/98           $ 25,514             $  27,013           $  27,299
 3/98           $ 26,801             $  28,961           $  28,679
 4/98           $ 27,056             $  30,443           $  28,956
 5/98           $ 26,572             $  30,754           $  28,445
 6/98           $ 27,650             $  30,225           $  29,601
 7/98           $ 27,340             $  31,452           $  29,275
 8/98           $ 23,382             $  31,119           $  25,040
 9/98           $ 24,866             $  26,622           $  26,633
10/98           $ 26,850             $  28,328           $  28,762
11/98           $ 28,462             $  30,632           $  30,497
12/98           $ 30,088             $  32,488           $  32,241
 1/99           $ 31,321             $  34,359           $  33,568
 2/99           $ 30,333             $  35,806           $  32,578
 3/99           $ 31,524             $  34,688           $  33,800
 4/99           $ 32,727             $  36,076           $  35,100
 5/99           $ 31,935             $  37,472           $  34,265
 6/99           $ 33,679             $  36,588           $  36,141
 7/99           $ 32,615             $  38,578           $  35,009
 8/99           $ 32,438             $  37,374           $  34,833
 9/99           $ 31,534             $  37,189           $  33,882
10/99           $ 33,516             $  36,169           $  36,025
11/99           $ 34,161             $  38,459           $  36,731
12/99           $ 36,141             $  39,240           $  38,854
 1/00           $ 34,304             $  41,551           $  36,898
 2/00           $ 33,637             $  39,465           $  36,206
 3/00           $ 36,883             $  38,719           $  39,725
 4/00           $ 35,751             $  42,506           $  38,515
 5/00           $ 34,996             $  41,226           $  37,716
 6/00           $ 35,830             $  40,381           $  38,631
 7/00           $ 35,281             $  41,379           $  38,046
 8/00           $ 37,445             $  40,733           $  40,387
 9/00           $ 35,453             $  43,263           $  38,243
10/00           $ 35,281             $  40,978           $  38,042
11/00           $ 32,484             $  40,806           $  35,031
12/00           $ 32,630             $  37,591           $  35,194
 1/01           $ 33,766             $  37,433           $  36,445
 2/01           $ 30,702             $  38,762           $  33,148
 3/01           $ 28,740             $  35,227           $  31,034
 4/01           $ 30,964             $  32,993           $  33,439
 5/01           $ 31,155             $  35,557           $  33,648
 6/01           $ 30,377             $  35,795           $  32,811
 7/01           $ 30,062             $  34,925           $  32,479
 8/01           $ 28,162             $  34,583           $  30,432
 9/01           $ 25,871             $  32,418           $  27,962
10/01           $ 26,353             $  29,799           $  28,487
11/01           $ 28,358             $  30,368           $  30,657
12/01           $ 28,592             $  32,697           $  30,916
 1/02           $ 28,157             $  32,985           $  30,445
 2/02           $ 27,605             $  32,503           $  29,852
 3/02           $ 28,624             $  31,876           $  30,956
 4/02           $ 26,869             $  33,075           $  29,071
 5/02           $ 26,660             $  31,070           $  28,846
 6/02           $ 24,739             $  30,840           $  26,765
 7/02           $ 22,812             $  28,645           $  24,689
 8/02           $ 22,947             $  26,413           $  24,839
 9/02           $ 20,441             $  26,585           $  22,131

----------
     Performance shown for Class O shares of the Wells Fargo Equity Index Fund for periods prior to November 8, 1999 reflects performance of the Class O shares of the Stagecoach Equity Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class O shares of the predecessor fund prior to February 1, 1999 reflects the performance of Class A shares of the predecessor fund adjusted to reflect
Class O sales charges and expenses.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4)  Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Equity Index Fund Class O shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class O shares and reflects all operating expenses.

OTC GROWTH FUND

INVESTMENT OBJECTIVE

  The Wells Fargo OTC Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER

  Wells Fargo Funds Management, LLC

SUB-ADVISER

  Golden Capital Management, LLC

FUND MANAGERS

  Greg W. Golden, CFA
  Jeff C. Moser, CFA

INCEPTION DATE

  08/03/00

PERFORMANCE HIGHLIGHTS

     The Fund's Class O shares returned (20.78)%(1) for the 12-month period ended September 30, 2002, outperforming the Nasdaq 100 Index, (2) which returned (28.75)%. The Fund's Class O shares distributed no dividend income and no capital gains during the period.

     Although negative news was prevalent during the 12 months and many investors headed for the sidelines, the Fund maintained an advantage over its benchmark. From a sector return standpoint, the Fund's consumer discretionary stocks performed the best on both an absolute and relative basis. Within this sector, Amazon.com led the way, while Starbucks also went against the tide of selling pressure by rising strongly during the year and consistently beating analysts' profit estimates.

     Given that nearly 60% of the Fund and benchmark were comprised of technology companies, and that technology stocks experienced steep declines during the period, it is not surprising that Fund performance has been weak since inception.

STRATEGIC OUTLOOK

     We believe that the upturn in corporate earnings has been postponed due to the trickle-down effect of reduced business investment, fear of terrorism and impending war, and scrutiny of accounting methods. At the same time, companies have focused on reducing debt, improving the balance sheet, increasing productivity rewards, and innovating new products.

     Just as investors overshot the market on the upside, we believe that investors are being pessimistic and have overshot the down side. Once the economy regains its footing, capital spending should improve, which may lead to a recovery in the types of companies we look to buy for the Fund. We intend to position the portfolio in an effort to capitalize on such a recovery.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2002)

                                             1-YEAR   LIFE OF FUND
Wells Fargo OTC Growth Fund - Class O        (20.78)     (45.95)

Benchmark

   Nasdaq 100 Index                          (28.75)     (49.18)

CHARACTERISTICS (AS OF SEPTEMBER 30, 2002)

Price to Earnings Ratio (trailing 12 months)        35.1x

Price to Book Ratio                                 7.70x

Median Market Cap. ($B)                              2.5

Number of Holdings                                    72

Portfolio Turnover                                    48%

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2002)

Microsoft Corporation                  11.19%

Cisco Systems, Incorporated             5.62%

Amgen Incorporated                      4.44%

Intel Corporation                       4.40%

Dell Computer Corporation               3.80%

Qualcomm, Incorporated                  2.96%

Bed Bath & Beyond, Incorporated         2.94%

EBay, Incorporated                      2.90%

Intuit, Incorporated                    2.76%

Electronic Arts, Incorporated           2.30%

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2002)

[CHART]

Information Technology          55%

Health Care                     20%

Consumer Discretionary          15%

Industrials                      6%

Telecommunications Services      3%

Consumer Staples                 1%

GROWTH OF $10,000 INVESTMENT(5)

[CHART]

           WELLS FARGO OTC GROWTH FUND - CLASS O      NASDAQ 100 INDEX
  8/3/00                  $ 10,000                        $ 10,000
 8/31/00                  $ 11,550                        $ 11,297
 9/30/00                  $ 10,080                        $  9,893
10/31/00                  $  9,380                        $  9,094
11/30/00                  $  6,990                        $  6,945
12/31/00                  $  6,568                        $  6,488
 1/31/01                  $  7,132                        $  7,185
 2/28/01                  $  5,158                        $  5,288
 3/31/01                  $  4,231                        $  4,359
 4/30/01                  $  5,178                        $  5,141
 5/31/01                  $  5,097                        $  4,987
 6/30/01                  $  5,188                        $  5,073
 7/31/01                  $  4,674                        $  4,665
 8/31/01                  $  4,060                        $  4,072
 9/30/01                  $  3,344                        $  3,237
10/31/01                  $  3,838                        $  3,782
11/30/01                  $  4,362                        $  4,423
12/31/01                  $  4,362                        $  4,370
 1/31/02                  $  4,281                        $  4,296
 2/28/02                  $  3,848                        $  3,767
 3/31/02                  $  4,100                        $  4,026
 4/30/02                  $  3,717                        $  3,539
 5/31/02                  $  3,576                        $  3,348
 6/30/02                  $  3,244                        $  2,914
 7/31/02                  $  2,982                        $  2,666
 8/31/02                  $  2,931                        $  2,612
 9/30/02                  $  2,649                        $  2,307

----------
(1)  FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF
FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The Nasdaq 100 Index is an unmanaged group of the 100 largest companies listed on the Nasdaq Composite Index. The list is updated quarterly, and companies on this index are typically representative of technology-related industries, such as computer hardware and software products, telecommunications, biotechnology, services and retail/wholesale trade. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4)  Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo OTC Growth Fund Class O shares for the life of the Fund with the Nasdaq 100 Index. The chart assumes a hypothetical investment of $10,000 in Class O shares and reflects all operating expenses.

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2002

   EQUITY INDEX FUND

SHARES       SECURITY NAME                                                                                        VALUE
COMMON STOCK - 95.59%

AMUSEMENT & RECREATION SERVICES - 0.07%
      4,595  Harrah's Entertainment Incorporated+                                                              $    221,525
                                                                                                               ------------

APPAREL & ACCESSORY STORES - 0.51%
     35,775  Gap Incorporated                                                                                       388,159
     13,847  Kohl's Corporation+                                                                                    842,036
     21,436  Limited Brands                                                                                         307,392
      5,555  Nordstrom Incorporated                                                                                  99,657

                                                                                                                  1,637,244
                                                                                                               ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.14%
      5,299  Jones Apparel Group Incorporated+                                                                      162,679
      4,387  Liz Claiborne Incorporated                                                                             109,456
      4,499  V F Corporation                                                                                        161,874

                                                                                                                    434,009
                                                                                                               ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.11%
      4,337  Autozone Incorporated+                                                                                 342,016
                                                                                                               ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
      2,559  Ryder System Incorporated                                                                               63,796
                                                                                                               ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.10%
      2,533  Centex Corporation                                                                                     112,339
      2,049  KB Home                                                                                                100,073
      2,517  Pulte Homes Incorporated                                                                               107,300

                                                                                                                    319,712
                                                                                                               ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.24%
     96,907  Home Depot Incorporated                                                                              2,529,273
     32,009  Lowe's Companies Incorporated                                                                        1,325,173
      6,190  Sherwin-Williams Company                                                                               146,579

                                                                                                                  4,001,025
                                                                                                               ------------

BUSINESS SERVICES - 6.81%
      9,872  Adobe Systems Incorporated                                                                             188,555
    183,572  AOL Time Warner Incorporated+                                                                        2,147,792
      4,718  Autodesk Incorporated                                                                                   59,777
     25,506  Automatic Data Processing Incorporated                                                                 886,844
      9,916  BMC Software Incorporated+                                                                             129,602
     42,782  Cendant Corporation+                                                                                   460,334
      7,196  Citrix Systems Incorporated+                                                                            43,392
     23,761  Computer Associates International Incorporated                                                         228,106
      7,058  Computer Sciences Corporation+                                                                         196,142
     15,461  Compuware Corporation+                                                                                  47,156
     21,101  Concord EFS Incorporated+                                                                              335,084
      7,123  Convergys Corporation+                                                                                 107,059

                                        6

SHARES       SECURITY NAME                                                                                        VALUE
      2,571  Deluxe Corporation                                                                                $    115,849
     11,591  eBay Incorporated+                                                                                     612,121
      5,727  Electronic Arts Incorporated+                                                                          377,753
     19,755  Electronic Data Systems Corporation                                                                    276,175
      5,914  Equifax Incorporated                                                                                   128,570
     31,140  First Data Corporation                                                                                 870,363
      7,907  Fiserv Incorporated+                                                                                   222,029
     11,670  IMS Health Incorporated                                                                                174,700
     15,783  Interpublic Group of Companies Incorporated                                                            250,161
      8,704  Intuit Incorporated+                                                                                   396,293
      3,457  Mercury Interactive Corporation+                                                                        59,322
    222,735  Microsoft Corporation+                                                                               9,731,292
      4,032  NCR Corporation+                                                                                        79,834
     14,982  Novell Incorporated+                                                                                    31,462
      7,732  Omnicom Group                                                                                          430,518
    223,464  Oracle Corporation+                                                                                  1,756,427
     10,743  Parametric Technology Corporation+                                                                      19,337
     12,840  Peoplesoft Incorporated+                                                                               158,831
      7,945  Rational Software Corporation+                                                                          34,322
      7,203  Robert Half International Incorporated+                                                                114,312
     19,656  Siebel Systems Incorporated+                                                                           113,022
    133,517  Sun Microsystems Incorporated+                                                                         345,809
     11,622  Sungard Data Systems Incorporated+                                                                     226,048
      4,593  TMP Worldwide Incorporated+                                                                             41,337
     13,292  Unisys Corporation+                                                                                     93,044
     16,884  Veritas Software Corporation+                                                                          248,364
     24,701  Yahoo! Incorporated+                                                                                   236,389

                                                                                                                 21,973,527
                                                                                                               ------------

CHEMICALS & ALLIED PRODUCTS - 12.60%
     64,255  Abbott Laboratories                                                                                  2,595,902
      9,345  Air Products & Chemicals Incorporated                                                                  392,583
      2,389  Alberto-Culver Company Class B                                                                         117,133
     52,570  Amgen Incorporated+                                                                                  2,192,169
      4,518  Avery Dennison Corporation                                                                             257,436
      9,706  Avon Products Incorporated                                                                             447,447
      6,109  Biogen Incorporated+                                                                                   178,810
     79,669  Bristol-Myers Squibb Company                                                                         1,896,122
      7,773  Chiron Corporation+                                                                                    271,589
      9,474  Clorox Company                                                                                         380,665
     22,316  Colgate-Palmolive Company                                                                            1,203,948
     37,457  Dow Chemical Company                                                                                 1,022,951
     40,854  E I du Pont de Nemours & Company                                                                     1,473,604
      3,179  Eastman Chemical Company                                                                               121,342
      5,320  Ecolab Incorporated                                                                                    222,004
     46,208  Eli Lilly & Company                                                                                  2,557,151

                                        7

SHARES       SECURITY NAME                                                                                        VALUE
      7,393  Forest Laboratories Incorporated+                                                                 $    606,300
      8,813  Genzyme Corporation+                                                                                   181,636
     43,504  Gillette Company                                                                                     1,287,718
      2,064  Great Lakes Chemical Corporation                                                                        49,577
      3,897  International Flavors & Fragrances Incorporated                                                        124,119
     10,023  King Pharmaceuticals Incorporated+                                                                     182,118
     10,310  MedImmune Incorporated+                                                                                215,170
     92,524  Merck & Company Incorporated                                                                         4,229,272
    254,577  Pfizer Incorporated                                                                                  7,387,825
     53,065  Pharmacia Corporation                                                                                2,063,167
      6,966  PPG Industries Incorporated                                                                            311,380
      6,639  Praxair Incorporated                                                                                   339,319
     53,452  Procter & Gamble Company                                                                             4,777,540
      9,093  Rohm & Haas Company                                                                                    281,883
     60,312  Schering-Plough Corporation                                                                          1,285,852
      3,013  Sigma-Aldrich Corporation                                                                              148,451
      4,395  Watson Pharmaceuticals Incorporated+                                                                   107,721
     54,502  Wyeth                                                                                                1,733,164

                                                                                                                 40,643,068
                                                                                                               ------------

COMMUNICATIONS - 4.04%
     12,792  Alltel Corporation                                                                                     513,343
    158,147  AT&T Corporation                                                                                     1,899,345
    111,363  AT&T Wireless Services Incorporated+                                                                   458,816
     14,886  Avaya Incorporated+                                                                                     21,287
     76,982  BellSouth Corporation                                                                                1,413,390
      5,835  CenturyTel Incorporated                                                                                130,879
     25,189  Clear Channel Communications Incorporated+                                                             875,318
     38,939  Comcast Corporation Class A+                                                                           812,268
     37,456  Nextel Communications Incorporated Class A+                                                            282,793
     68,970  Qwest Communications International Incorporated+                                                       157,252
    136,759  SBC Communications Incorporated                                                                      2,748,856
     36,720  Sprint Corporation (FON Group)                                                                         334,886
     41,006  Sprint Corporation (PCS Group)+                                                                         80,372
      9,423  Univision Communications Incorporated Class A+                                                         214,844
    112,218  Verizon Communications Incorporated                                                                  3,079,262

                                                                                                                 13,022,911
                                                                                                               ------------

DOMESTIC DEPOSITORY INSTITUTIONS - 10.06%
     14,751  AmSouth Bancorporation                                                                                 305,936
     61,802  Bank of America Corporation                                                                          3,942,968
     29,872  Bank of New York Company Incorporated                                                                  858,521
     48,267  Bank One Corporation                                                                                 1,805,186
     19,886  BB&T Corporation                                                                                       696,805
      9,442  Charter One Financial Incorporated                                                                     280,603
    208,153  Citigroup Incorporated                                                                               6,171,735

                                        8

SHARES       SECURITY NAME                                                                                        VALUE
      7,190  Comerica Incorporated                                                                             $    346,702
     23,872  Fifth Third Bancorp                                                                                  1,461,683
      5,202  First Tennessee National Corporation                                                                   180,353
     43,092  FleetBoston Financial Corporation                                                                      876,060
      6,357  Golden West Financial Corporation                                                                      395,278
      9,895  Huntington Bancshares Incorporated                                                                     179,990
     82,003  J P Morgan Chase & Company                                                                           1,557,237
     17,543  KeyCorp                                                                                                438,049
      8,647  Marshall & Ilsley Corporation                                                                          241,165
     17,897  Mellon Financial Corporation                                                                           464,069
     25,132  National City Corporation                                                                              717,016
      6,721  North Fork Bancorporation Incorporated                                                                 254,323
      9,117  Northern Trust Corporation                                                                             343,893
     11,681  PNC Financial Services Group Incorporated                                                              492,588
      9,097  Regions Financial Corporation                                                                          297,199
     14,262  SouthTrust Corporation                                                                                 345,854
     13,328  State Street Corporation                                                                               514,994
     11,722  SunTrust Banks Incorporated                                                                            720,669
     12,193  Synovus Financial Corporation                                                                          251,420
      8,223  Union Planters Corporation                                                                             225,804
     78,739  US Bancorp                                                                                           1,462,971
     56,403  Wachovia Corporation                                                                                 1,843,814
     39,789  Washington Mutual Incorporated                                                                       1,252,160
     69,869  Wells Fargo & Company++                                                                              3,364,890
      3,772  Zions Bancorporation                                                                                   164,195

                                                                                                                 32,454,130
                                                                                                               ------------

EATING & DRINKING PLACES - 0.49%
      7,046  Darden Restaurants Incorporated                                                                        170,795
     52,451  McDonald's Corporation                                                                                 926,285
      4,757  Wendy's International Incorporated                                                                     157,504
     12,214  Yum! Brands Incorporated+                                                                              338,450

                                                                                                                  1,593,034
                                                                                                               ------------

EDUCATIONAL SERVICES - 0.10%
      7,136  Apollo Group Incorporated Class A+                                                                     310,616
                                                                                                               ------------

ELECTRIC, GAS & SANITARY SERVICES - 3.01%
     22,322  AES Corporation+                                                                                        56,028
      5,169  Allegheny Energy Incorporated                                                                           67,714
      8,109  Allied Waste Industries Incorporated+                                                                   59,601
      5,962  Ameren Corporation                                                                                     248,317
     13,936  American Electric Power Company Incorporated                                                           397,315
     15,493  Calpine Corporation+                                                                                    38,268
      6,896  Cinergy Corporation                                                                                    216,741
     11,608  Citizens Communications Company+                                                                        78,702

                                        9

SHARES       SECURITY NAME                                                                                        VALUE
      5,917  CMS Energy Corporation                                                                            $     47,691
      8,766  Consolidated Edison Incorporated                                                                       352,569
      6,760  Constellation Energy Group Incorporated                                                                167,580
     11,439  Dominion Resources Incorporated                                                                        580,300
      6,888  DTE Energy Company                                                                                     280,342
     36,510  Duke Energy Corporation                                                                                713,770
     15,190  Dynegy Incorporated Class A                                                                             17,620
     13,400  Edison International+                                                                                  134,000
     24,054  El Paso Corporation                                                                                    198,927
      9,214  Entergy Corporation                                                                                    383,302
     13,244  Exelon Corporation                                                                                     629,090
     12,242  FirstEnergy Corporation                                                                                365,913
      7,491  FPL Group Incorporated                                                                                 403,016
      5,816  KeySpan Corporation                                                                                    194,836
      5,011  Kinder Morgan Incorporated                                                                             177,640
     16,533  Mirant Corporation+                                                                                     36,538
      1,810  Nicor Incorporated                                                                                      51,042
      8,541  NiSource Incorporated                                                                                  147,161
      1,458  Peoples Energy Corporation                                                                              49,120
     16,171  PG&E Corporation+                                                                                      182,085
      3,487  Pinnacle West Capital Corporation                                                                       96,799
      6,662  PPL Corporation                                                                                        216,781
      9,099  Progress Energy Incorporated                                                                           371,876
      8,499  Public Service Enterprise Group Incorporated                                                           259,220
     12,507  Reliant Energy Incorporated                                                                            125,195
      8,424  Sempra Energy                                                                                          165,532
     29,147  Southern Company                                                                                       838,851
      6,419  TECO Energy Incorporated                                                                               101,934
     11,449  TXU Corporation                                                                                        477,538
     25,157  Waste Management Incorporated                                                                          586,661
     21,244  Williams Companies Incorporated                                                                         48,011
     16,371  Xcel Energy Incorporated                                                                               152,414

                                                                                                                  9,716,040
                                                                                                               ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.61%
     32,756  ADC Telecommunications Incorporated+                                                                    37,669
     14,080  Advanced Micro Devices Incorporated+                                                                    75,187
     15,709  Altera Corporation+                                                                                    136,197
      8,063  American Power Conversion Corporation+                                                                  77,082
     15,041  Analog Devices Incorporated+                                                                           296,308
      4,034  Andrew Corporation+                                                                                     26,423
     12,384  Applied Micro Circuits Corporation+                                                                     35,418
     11,268  Broadcom Corporation Class A+                                                                          120,342
     17,753  CIENA Corporation+                                                                                      52,726
      7,692  Comverse Technology Incorporated+                                                                       53,767
      3,834  Cooper Industries Limited Class A                                                                      116,362

                                       10

SHARES       SECURITY NAME                                                                                        VALUE
     17,318  Emerson Electric Company                                                                          $    760,953
    409,214  General Electric Company                                                                            10,087,149
    274,127  Intel Corporation                                                                                    3,807,624
     56,001  JDS Uniphase Corporation+                                                                              109,090
     13,055  Linear Technology Corporation                                                                          270,500
     15,293  LSI Logic Corporation+                                                                                  97,111
    141,184  Lucent Technologies Incorporated+                                                                      107,300
     13,281  Maxim Integrated Products Incorporated+                                                                328,838
      3,205  Maytag Corporation                                                                                      74,292
     24,827  Micron Technology Incorporated+                                                                        307,110
      7,959  Molex Incorporated                                                                                     187,196
     94,558  Motorola Incorporated                                                                                  962,600
      7,436  National Semiconductor Corporation+                                                                     88,786
     13,840  Network Appliance Incorporated+                                                                        101,447
      5,967  Novellus Systems Incorporated+                                                                         124,173
      6,294  NVIDIA Corporation+                                                                                     53,877
      6,879  PMC-Sierra Incorporated+                                                                                26,691
      3,283  Power-One Incorporated+                                                                                  9,783
      3,841  QLogic Corporation+                                                                                    100,020
     31,963  Qualcomm Incorporated+                                                                                 882,818
      7,524  Rockwell Collins Incorporated                                                                          165,077
     21,577  Sanmina-SCI Corporation+                                                                                59,768
      6,442  Scientific-Atlanta Incorporated                                                                         80,589
     16,921  Tellabs Incorporated+                                                                                   68,868
     71,305  Texas Instruments Incorporated                                                                       1,053,175
      2,398  Thomas & Betts Corporation+                                                                             33,788
      2,804  Whirlpool Corporation                                                                                  128,591
     13,883  Xilinx Incorporated+                                                                                   219,879

                                                                                                                 21,324,574
                                                                                                               ------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.38%
      3,318  Fluor Corporation                                                                                       81,092
     17,947  Halliburton Company                                                                                    231,696
     10,746  Monsanto Company                                                                                       164,309
      6,392  Moody's Corporation                                                                                    310,012
     15,460  Paychex Incorporated                                                                                   375,987
      4,836  Quintiles Transnational Corporation+                                                                    45,990

                                                                                                                  1,209,086
                                                                                                               ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.89%
      2,334  Ball Corporation                                                                                       117,610
      2,460  Crane Company                                                                                           48,610
      6,173  Fortune Brands Incorporated                                                                            291,921
     12,602  Illinois Tool Works Incorporated                                                                       735,075
     18,710  Lockheed Martin Corporation                                                                          1,209,976
     20,406  Masco Corporation                                                                                      398,937
      2,400  Snap-On Incorporated                                                                                    55,152

                                                                                                                  2,857,281
                                                                                                               ------------

                                       11

SHARES       SECURITY NAME                                                                                        VALUE
FOOD & KINDRED PRODUCTS - 4.51%
      1,489  Adolph Coors Company                                                                              $     83,831
     35,724  Anheuser-Busch Companies Incorporated                                                                1,807,634
     26,797  Archer-Daniels-Midland Company                                                                         335,230
     16,871  Campbell Soup Company                                                                                  372,512
    102,097  Coca-Cola Company                                                                                    4,896,571
     18,440  Coca-Cola Enterprises Incorporated                                                                     391,666
     22,092  ConAgra Foods Incorporated                                                                             548,986
     15,126  General Mills Incorporated                                                                             671,897
     14,434  Heinz (H J) Company                                                                                    481,663
      4,491  Hercules Incorporated+                                                                                  41,362
      5,620  Hershey Foods Corporation                                                                              348,721
     16,867  Kellogg Company                                                                                        560,828
     11,726  Pepsi Bottling Group Incorporated                                                                      274,388
     72,889  PepsiCo Incorporated                                                                                 2,693,249
     32,266  Sara Lee Corporation                                                                                   590,145
      9,271  WM Wrigley Jr Company                                                                                  458,822

                                                                                                                 14,557,505
                                                                                                               ------------

FOOD STORES - 0.39%
     16,741  Albertson's Incorporated                                                                               404,463
     32,441  Kroger Company+                                                                                        457,418
     15,972  Starbucks Corporation+                                                                                 329,502
      5,782  Winn-Dixie Stores Incorporated                                                                          75,860

                                                                                                                  1,267,243
                                                                                                               ------------

FORESTRY - 0.12%
      9,005  Weyerhaeuser Company                                                                                   394,149
                                                                                                               ------------

FURNITURE & FIXTURES - 0.24%
      3,651  Johnson Controls Incorporated                                                                          280,470
      8,052  Leggett & Platt Incorporated                                                                           159,349
     10,989  Newell Rubbermaid Incorporated                                                                         339,230

                                                                                                                    779,049
                                                                                                               ------------

GENERAL MERCHANDISE STORES - 3.78%
      4,770  Big Lots Incorporated+                                                                                  75,509
      3,469  Dillard's Incorporated Class A                                                                          70,004
     13,707  Dollar General Corporation                                                                             183,948
      7,127  Family Dollar Stores Incorporated                                                                      191,574
      8,287  Federated Department Stores Incorporated+                                                              243,969
     10,995  J C Penney Company Incorporated                                                                        175,040
     11,851  May Department Stores Company                                                                          269,847
     12,995  Sears Roebuck & Company                                                                                506,805
     37,314  Target Corporation                                                                                   1,101,509
     22,200  TJX Companies Incorporated                                                                             377,400
    182,945  Wal-Mart Stores Incorporated                                                                         9,008,211

                                                                                                                 12,203,816
                                                                                                               ------------

                                       12

SHARES       SECURITY NAME                                                                                        VALUE
HEALTH SERVICES - 0.73%
     21,321  HCA Incorporated                                                                                  $  1,015,093
      9,804  Health Management Associates Incorporated Class A+                                                     198,237
     16,303  HEALTHSOUTH Corporation+                                                                                67,657
      4,044  Manor Care Incorporated+                                                                                90,909
     20,104  Tenet Healthcare Corporation+                                                                          995,148

                                                                                                                  2,367,044
                                                                                                               ------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.00%
      2,604  McDermott International Incorporated+                                                                   15,963
                                                                                                               ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.05%
      7,603  Plum Creek Timber Company Incorporated                                                                 171,904
                                                                                                               ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.30%
     12,013  Bed Bath & Beyond Incorporated+                                                                        391,263
     13,218  Best Buy Company Incorporated+                                                                         294,894
      8,636  Circuit City Stores-Circuit City Group                                                                 130,835
      7,055  RadioShack Corporation+                                                                                141,523

                                                                                                                    958,515
                                                                                                               ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.20%
     15,466  Hilton Hotels Corporation                                                                              176,003
      9,945  Marriott International Incorporated Class A                                                            288,306
      8,202  Starwood Hotels & Resorts Worldwide Incorporated                                                       182,905

                                                                                                                    647,214
                                                                                                               ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.99%
     16,041  3M Company                                                                                           1,764,029
      2,955  American Standard Companies Incorporated+                                                              187,997
     14,761  Apple Computer Incorporated+                                                                           214,035
     67,662  Applied Materials Incorporated+                                                                        781,496
     13,878  Baker Hughes Incorporated                                                                              402,878
      3,313  Black & Decker Corporation                                                                             138,914
     14,155  Caterpillar Incorporated                                                                               526,849
    300,926  Cisco Systems Incorporated+                                                                          3,153,703
      1,699  Cummins Incorporated                                                                                    40,130
      9,806  Deere & Company                                                                                        445,683
    106,705  Dell Computer Corporation+                                                                           2,509,702
      8,337  Dover Corporation                                                                                      211,593
      2,900  Eaton Corporation                                                                                      184,846
     90,631  EMC Corporation+                                                                                       414,184
     13,327  Gateway Incorporated+                                                                                   39,581
    125,505  Hewlett-Packard Company                                                                              1,464,643
     69,686  IBM Corporation                                                                                      4,068,965
      6,958  Ingersoll-Rand Company Class A                                                                         239,634
      3,564  International Game Technology+                                                                         246,415
      8,129  Jabil Circuit Incorporated+                                                                            120,147
      5,188  Lexmark International Incorporated+                                                                    243,836

                                       13

SHARES       SECURITY NAME                                                                                        VALUE
      5,048  Pall Corporation                                                                                  $     79,708
      4,854  Parker Hannifin Corporation                                                                            185,471
      9,804  Pitney Bowes Incorporated                                                                              298,924
     33,884  Solectron Corporation+                                                                                  71,495
      3,522  Stanley Works                                                                                          115,064
      9,437  Symbol Technologies Incorporated                                                                        72,382
     19,402  United Technologies Corporation                                                                      1,096,019

                                                                                                                 19,318,323
                                                                                                               ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.38%
     11,218  AON Corporation                                                                                        229,857
      6,971  Humana Incorporated+                                                                                    86,440
     22,034  Marsh & McLennan Companies Incorporated                                                                917,496

                                                                                                                  1,233,793
                                                                                                               ------------

INSURANCE CARRIERS - 5.33%
     10,792  Ace Limited                                                                                            319,551
      6,183  Aetna Incorporated                                                                                     221,413
     21,273  AFLAC Incorporated                                                                                     652,868
     29,023  Allstate Corporation                                                                                 1,031,768
      4,355  AMBAC Financial Group Incorporated                                                                     234,691
    107,376  American International Group Incorporated                                                            5,873,466
      5,798  Anthem Incorporated+                                                                                   376,870
      7,066  Chubb Corporation                                                                                      387,429
      5,763  CIGNA Corporation                                                                                      407,732
      6,662  Cincinnati Financial Corporation                                                                       237,034
     10,186  Hartford Financial Services Group                                                                      417,626
      6,079  Jefferson-Pilot Corporation                                                                            243,768
     11,940  John Hancock Financial Services Incorporated                                                           331,932
      7,576  Lincoln National Corporation                                                                           231,447
      7,654  Loews Corporation                                                                                      328,280
      6,050  MBIA Incorporated                                                                                      241,698
     28,868  MetLife Incorporated                                                                                   657,036
      4,223  MGIC Investment Corporation                                                                            172,425
     14,267  Principal Financial Group Incorporated+                                                                373,510
      8,955  Progressive Corporation                                                                                453,392
     23,863  Prudential Financial Incorporated+                                                                     681,527
      5,256  Safeco Corporation                                                                                     167,036
      9,308  St Paul Companies Incorporated                                                                         267,326
      4,902  Torchmark Corporation                                                                                  167,943
     41,130  Travelers Property Casualty Corporation Class B+                                                       556,487
     12,480  UnitedHealth Group Incorporated                                                                      1,088,506
      9,928  UnumProvident Corporation                                                                              202,035
      5,992  Wellpoint Health Networks Incorporated+                                                                439,214
      5,585  XL Capital Limited Class A                                                                             410,498

                                                                                                                 17,174,508
                                                                                                               ------------

                                       14

SHARES       SECURITY NAME                                                                                        VALUE
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.05%
      9,471  Georgia-Pacific Corporation                                                                       $    123,975
      4,301  Louisiana-Pacific Corporation+                                                                          27,827

                                                                                                                    151,802
                                                                                                               ------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.61%
     19,094  Agilent Technologies Incorporated+                                                                     249,368
      5,317  Allergan Incorporated                                                                                  289,245
      8,735  Applera Corporation-Applied Biosystems Group                                                           159,851
      2,217  Bausch & Lomb Incorporated                                                                              73,538
     24,804  Baxter International Incorporated                                                                      757,762
     10,559  Becton Dickinson & Company                                                                             299,876
     10,829  Biomet Incorporated                                                                                    288,376
     16,735  Boston Scientific Corporation+                                                                         528,157
      2,121  C R Bard Incorporated                                                                                  115,870
      6,219  Danaher Corporation                                                                                    353,550
     11,999  Eastman Kodak Company                                                                                  326,853
     12,574  Guidant Corporation+                                                                                   406,266
      7,778  KLA-Tencor Corporation+                                                                                217,317
     49,905  Medtronic Incorporated                                                                               2,101,998
      1,990  Millipore Corporation                                                                                   63,262
      5,141  PerkinElmer Incorporated                                                                                28,018
     16,570  Raytheon Company                                                                                       485,501
      7,642  Rockwell Automation Incorporated                                                                       124,335
      7,275  St Jude Medical Incorporated+                                                                          259,718
      8,130  Stryker Corporation                                                                                    468,288
      3,672  Tektronix Incorporated+                                                                                 60,331
      7,529  Teradyne Incorporated+                                                                                  72,278
      6,848  Thermo Electron Corporation+                                                                           110,458
      5,395  Waters Corporation+                                                                                    130,829
     30,030  Xerox Corporation+                                                                                     148,649
      8,012  Zimmer Holdings Incorporated+                                                                          307,180

                                                                                                                  8,426,874
                                                                                                               ------------

METAL MINING - 0.20%
      5,959  Freeport-McMoRan Copper & Gold Incorporated Class B+                                                    80,208
     16,513  Newmont Mining Corporation                                                                             454,273
      3,657  Phelps Dodge Corporation+                                                                               93,729

                                                                                                                    628,210
                                                                                                               ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
      4,174  Vulcan Materials Company                                                                               150,932
                                                                                                               ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.52%
      7,121  Hasbro Incorporated                                                                                     79,257
     17,965  Mattel Incorporated                                                                                    323,550
      5,992  Tiffany & Company                                                                                      128,409

                                       15

SHARES       SECURITY NAME                                                                                        VALUE
     82,060  Tyco International Limited                                                                        $  1,157,046

                                                                                                                  1,688,262
                                                                                                               ------------

MISCELLANEOUS RETAIL - 0.87%
     18,705  Costco Wholesale Corporation+                                                                          605,481
     16,147  CVS Corporation                                                                                        409,326
     12,717  Office Depot Incorporated+                                                                             156,928
     19,229  Staples Incorporated+                                                                                  245,939
      8,735  Toys R Us Incorporated+                                                                                 88,922
     42,134  Walgreen Company                                                                                     1,296,042

                                                                                                                  2,802,638
                                                                                                               ------------

MOTION PICTURES - 0.39%
     83,942  Walt Disney Company                                                                                  1,270,882
                                                                                                               ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.89%
     45,917  United Parcel Service Incorporated Class B                                                           2,871,190
                                                                                                               ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.62%
     54,658  American Express Company                                                                             1,704,236
      9,113  Capital One Financial Corporation                                                                      318,226
      5,165  Countrywide Credit Industries Incorporated                                                             243,530
     28,614  FHLMC                                                                                                1,599,523
     40,924  FNMA                                                                                                 2,436,614
     18,705  Household International Incorporated                                                                   529,539
     52,550  MBNA Corporation                                                                                       965,869
     11,885  Providian Financial Corporation+                                                                        58,237
      6,361  SLM Corporation                                                                                        592,464

                                                                                                                  8,448,238
                                                                                                               ------------

OIL & GAS EXTRACTION - 1.25%
     10,221  Anadarko Petroleum Corporation                                                                         455,243
      5,914  Apache Corporation                                                                                     351,587
      6,447  BJ Services Company+                                                                                   167,622
      8,279  Burlington Resources Incorporated                                                                      317,582
      6,435  Devon Energy Corporation                                                                               310,489
      4,778  EOG Resources Incorporated                                                                             171,817
      4,128  Kerr-McGee Corporation                                                                                 179,320
      5,940  Nabors Industries Limited+                                                                             194,535
      5,520  Noble Corporation+                                                                                     171,120
     15,481  Occidental Petroleum Corporation                                                                       439,351
      3,856  Rowan Companies Incorporated                                                                            71,876
     23,750  Schlumberger Limited                                                                                   913,425
     13,129  Transocean Incorporated                                                                                273,083

                                                                                                                  4,017,050
                                                                                                               ------------

                                       16

SHARES       SECURITY NAME                                                                                        VALUE
PAPER & ALLIED PRODUCTS - 0.74%
      2,177  Bemis Company Incorporated                                                                        $    107,544
      2,397  Boise Cascade Corporation                                                                               54,652
     19,815  International Paper Company                                                                            661,623
     21,257  Kimberly-Clark Corporation                                                                           1,203,996
      8,223  MeadWestvaco Corporation                                                                               157,964
      6,518  Pactiv Corporation+                                                                                    107,221
      2,206  Temple-Inland Incorporated                                                                              85,218

                                                                                                                  2,378,218
                                                                                                               ------------

PERSONAL SERVICES - 0.19%
      6,989  Cintas Corporation                                                                                     292,979
      7,432  H&R Block Incorporated                                                                                 312,218

                                                                                                                    605,197
                                                                                                               ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.41%
      3,670  Amerada Hess Corporation                                                                               249,120
      2,836  Ashland Incorporated                                                                                    75,976
     43,929  ChevronTexaco Corporation                                                                            3,042,082
     27,828  ConocoPhillips                                                                                       1,286,767
    277,929  Exxon Mobil Corporation                                                                              8,865,934
     12,743  Marathon Oil Corporation                                                                               289,011
      3,139  Sunoco Incorporated                                                                                     94,672
     10,063  Unocal Corporation                                                                                     315,878

                                                                                                                 14,219,440
                                                                                                               ------------

PRIMARY METAL INDUSTRIES - 0.33%
     34,721  Alcoa Incorporated                                                                                     670,115
      3,317  Allegheny Technologies Incorporated                                                                     22,954
      5,290  Engelhard Corporation                                                                                  126,061
      3,215  Nucor Corporation                                                                                      121,849
      4,188  United States Steel Corporation                                                                         48,623
      3,521  Worthington Industries Incorporated                                                                     65,843

                                                                                                                  1,055,445
                                                                                                               ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.74%
      2,705  American Greetings Corporation Class A+                                                                 43,551
      3,458  Dow Jones & Company Incorporated                                                                       132,822
     10,975  Gannett Company Incorporated                                                                           792,176
      3,424  Knight-Ridder Incorporated                                                                             193,148
      7,979  McGraw-Hill Companies Incorporated                                                                     488,474
      2,040  Meredith Corporation                                                                                    87,822
      6,234  New York Times Company Class A                                                                         283,335
      4,660  RR Donnelley & Sons Company                                                                            109,557
     12,426  Tribune Company                                                                                        519,531
     72,578  Viacom Incorporated Class B+                                                                         2,943,038

                                                                                                                  5,593,454
                                                                                                               ------------

                                       17

SHARES       SECURITY NAME                                                                                        VALUE
RAILROAD TRANSPORTATION - 0.47%
     15,651  Burlington Northern Santa Fe Corporation                                                          $    374,372
      8,756  CSX Corporation                                                                                        230,983
     15,977  Norfolk Southern Corporation                                                                           322,576
     10,396  Union Pacific Corporation                                                                              601,617

                                                                                                                  1,529,548
                                                                                                               ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.23%
      3,024  Cooper Tire & Rubber Company                                                                            48,807
      6,716  Goodyear Tire & Rubber Company                                                                          59,705
     10,976  Nike Incorporated Class B                                                                              473,944
      2,456  Reebok International Limited+                                                                           61,523
      3,452  Sealed Air Corporation+                                                                                 58,304
      2,398  Tupperware Corporation                                                                                  39,855

                                                                                                                    742,138
                                                                                                               ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.79%
      4,059  Bear Stearns Companies Incorporated                                                                    228,928
     56,137  Charles Schwab Corporation                                                                             488,392
     10,690  Franklin Resources Incorporated                                                                        332,459
     19,806  Goldman Sachs Group Incorporated                                                                     1,307,790
     10,016  Lehman Brothers Holdings Incorporated                                                                  491,285
     35,591  Merrill Lynch & Company Incorporated                                                                 1,172,723
     45,074  Morgan Stanley                                                                                       1,527,107
      9,148  Stilwell Financial Incorporated                                                                        110,416
      5,036  T Rowe Price Group Incorporated                                                                        125,699

                                                                                                                  5,784,799
                                                                                                               ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.02%
     39,145  Corning Incorporated+                                                                                   62,632
                                                                                                               ------------

TOBACCO PRODUCTS - 1.15%
     86,942  Philip Morris Companies Incorporated                                                                 3,373,349
      3,683  RJ Reynolds Tobacco Holdings Incorporated                                                              148,499
      6,961  UST Incorporated                                                                                       196,370

                                                                                                                  3,718,218
                                                                                                               ------------

TRANSPORTATION BY AIR - 0.34%
      6,380  AMR Corporation+                                                                                        26,668
      5,069  Delta Air Lines Incorporated                                                                            47,091
     12,241  FedEx Corporation                                                                                      612,907
     31,790  Southwest Airlines Company                                                                             415,177

                                                                                                                  1,101,843
                                                                                                               ------------

TRANSPORTATION EQUIPMENT - 2.16%
     34,519  Boeing Company                                                                                       1,178,133
      3,706  Brunswick Corporation                                                                                   77,974
      6,111  Dana Corporation                                                                                        79,932

                                       18

SHARES       SECURITY NAME                                                                                        VALUE
     23,011  Delphi Corporation                                                                                $    196,744
     74,974  Ford Motor Company                                                                                     734,745
      8,308  General Dynamics Corporation                                                                           675,690
     23,046  General Motors Corporation                                                                             896,489
      7,186  Genuine Parts Company                                                                                  220,179
      4,199  Goodrich Corporation                                                                                    79,277
     12,434  Harley-Davidson Incorporated                                                                           577,559
     33,697  Honeywell International Incorporated                                                                   729,877
      3,770  ITT Industries Incorporated                                                                            234,984
      2,487  Navistar International Corporation                                                                      53,918
      4,646  Northrop Grumman Corporation                                                                           576,290
      4,766  PACCAR Incorporated                                                                                    161,043
      5,681  Textron Incorporated                                                                                   193,722
      5,290  TRW Incorporated                                                                                       309,730

                                                                                                                  6,976,286
                                                                                                               ------------

TRANSPORTATION SERVICES - 0.04%
      5,958  Sabre Holdings Corporation+                                                                            115,287
                                                                                                               ------------

WATER TRANSPORTATION - 0.19%
     24,129  Carnival Corporation                                                                                   605,638
                                                                                                               ------------

WHOLESALE TRADE-DURABLE GOODS - 2.12%
      3,829  Grainger (W W) Incorporated                                                                            162,924
    122,374  Johnson & Johnson                                                                                    6,617,985
      5,376  Visteon Corporation                                                                                     50,911

                                                                                                                  6,831,820
                                                                                                               ------------

WHOLESALE TRADE-NONDURABLE GOODS - 1.02%
      4,355  AmerisourceBergen Corporation                                                                          311,034
      2,813  Brown-Forman Corporation Class B                                                                       188,330
     18,577  Cardinal Health Incorporated                                                                         1,155,489
     11,929  McKesson Corporation                                                                                   337,949
     19,187  Safeway Incorporated+                                                                                  427,870
      5,501  Supervalu Incorporated                                                                                  88,841
     27,284  Sysco Corporation                                                                                      774,593

                                                                                                                  3,284,106
                                                                                                               ------------

TOTAL COMMON STOCK (COST $230,007,648)                                                                          308,272,767
                                                                                                               ------------

REAL ESTATE INVESTMENT TRUST - 0.31%
     17,224  Equity Office Properties Trust                                                                         444,724
     11,333  Equity Residential                                                                                     271,312
      7,631  Simon Property Group Incorporated                                                                      272,656

TOTAL REAL ESTATE INVESTMENT TRUST (COST $1,131,217)                                                                988,692
                                                                                                               ------------

RIGHTS - 0.00%
     12,100  Seagate(a)                                                                                                   0

TOTAL RIGHTS (COST $0)                                                                                                    0
                                                                                                               ------------

                                       19

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE        VALUE
SHORT-TERM INVESTMENTS - 4.19%

REPURCHASE AGREEMENT - 3.85%
$12,426,000  Credit Suisse First Boston - 102% Collateralized by
              US Government Securities                                              1.96%          10/1/02     $ 12,426,000
                                                                                                               ------------

US TREASURY BILLS - 0.34%
    285,000  US Treasury Bills#                                                     1.66^         12/19/02          284,031
    825,000  US Treasury Bills#                                                     1.64^          2/20/03          820,151

                                                                                                                  1,104,182
                                                                                                               ------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,529,758)                                                                  13,530,182
                                                                                                               ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $244,668,623)*                                               100.09%                                     $322,791,641
Other Assets and Liabilities, Net                                   (0.09)                                         (280,255)
                                                                   ------                                      ------------
TOTAL NET ASSETS                                                   100.00%                                     $322,511,386
                                                                   ======                                      ============

(a) Security Fair Valued in accordance with the procedures adopted by the board of directors.

+   Non-income earning securities.

#   Security pledged as collateral for futures transactions.

^   Yield to maturity.

++  Security of an affiliate of the fund with a cost of $894,290.

* Cost for federal income tax purposes is $244,848,691 and net unrealized APPRECIATION CONSISTS OF:

    Gross Unrealized Appreciation                               $   149,863,220
    Gross Unrealized Depreciation                                   (71,920,270)
                                                                ---------------
    Net Unrealized Appreciation                                 $    77,942,950

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   OTC GROWTH FUND

SHARES     SECURITY NAME                                                                                            VALUE
COMMON STOCK - 99.28%

APPAREL & ACCESSORY STORES - 0.99%
    4,300  Ross Stores Incorporated                                                                            $       153,252
                                                                                                               ---------------

BUSINESS SERVICES - 31.98%
    8,800  Activision Incorporated+                                                                                    210,584
   10,000  Acxiom Corporation+                                                                                         141,800
    7,300  Cerner Corporation+                                                                                         257,033
    8,500  eBay Incorporated+                                                                                          448,885
    5,400  Electronic Arts Incorporated+                                                                               356,184
    9,750  Fiserv Incorporated+                                                                                        273,780
    1,700  Hotels.com+                                                                                                  85,986
    9,400  Intuit Incorporated+                                                                                        427,982
    6,200  JD Edwards & Company+                                                                                        57,350
    1,300  Mercury Interactive Corporation+                                                                             22,308
   39,650  Microsoft Corporation+                                                                                    1,732,309
   29,800  Oracle Corporation+                                                                                         234,228
    2,300  Overture Services Incorporated+                                                                              54,211
    4,500  Peoplesoft Incorporated+                                                                                     55,665
    1,600  Rent-A-Center Incorporated+                                                                                  83,120
    4,200  Symantec Corporation+                                                                                       141,414
    7,100  Take-Two Interactive Software+                                                                              205,900
    3,150  THQ Incorporated+                                                                                            65,520
   15,000  WebMD Corporation+                                                                                           75,750

                                                                                                                     4,930,009
                                                                                                               ---------------

CHEMICALS & ALLIED PRODUCTS - 12.72%
   16,500  Amgen Incorporated+                                                                                         688,050
    1,700  Cephalon Incorporated+                                                                                       69,394
    8,500  Chiron Corporation+                                                                                         296,990
    6,900  IDEC Pharmaceuticals Corporation+                                                                           286,488
    7,300  NBTY Incorporated+                                                                                           94,754
   11,500  SICOR Incorporated+                                                                                         174,915
    6,600  Taro Pharmaceutical Industries Limited+                                                                     222,750
    1,900  Teva Pharmaceutical Industries Limited ADR                                                                  127,300

                                                                                                                     1,960,641
                                                                                                               ---------------

COMMUNICATIONS - 4.17%
    4,300  Commonwealth Telephone Enterprises Incorporated+                                                            149,511
   32,000  Nextel Communications Incorporated Class A+                                                                 241,600
   13,000  USA Interactive+                                                                                            251,940

                                                                                                                       643,051
                                                                                                               ---------------

EDUCATIONAL SERVICES - 3.17%
    5,850  Apollo Group Incorporated Class A+                                                                          254,639
    6,200  Corinthian Colleges Incorporated+                                                                           233,988

                                                                                                                       488,627
                                                                                                               ---------------

                                       21

SHARES     SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 15.73%
   23,800  ESS Technology Incorporated+                                                                        $       146,370
   49,000  Intel Corporation                                                                                           680,610
    3,900  Intersil Corporation Class A+                                                                                50,544
    4,000  Linear Technology Corporation                                                                                82,880
    2,100  Marvell Technology Group Limited+                                                                            33,285
    9,500  Maxim Integrated Products Incorporated+                                                                     235,220
    5,250  Microchip Technology Incorporated+                                                                          107,363
    9,000  Network Appliance Incorporated+                                                                              65,970
    3,400  QLogic Corporation+                                                                                          88,536
   16,600  Qualcomm Incorporated+                                                                                      458,492
   11,300  RF Micro Devices Incorporated+                                                                               67,800
    7,900  Silicon Laboratories Incorporated+                                                                          144,807
   16,600  Xilinx Incorporated+                                                                                        262,911

                                                                                                                     2,424,788
                                                                                                               ---------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.96%
    2,600  Corporate Executive Board Company+                                                                           74,230
    3,800  Pharmaceutical Product Development Incorporated+                                                             73,492

                                                                                                                       147,722
                                                                                                               ---------------

FOOD STORES - 2.68%
   16,100  Starbucks Corporation+                                                                                      332,143
    1,900  Whole Foods Market Incorporated+                                                                             81,396

                                                                                                                       413,539
                                                                                                               ---------------

HEALTH SERVICES - 2.99%
    5,300  Express Scripts Incorporated+                                                                               288,956
    5,500  Lifepoint Hospitals Incorporated+                                                                           171,534

                                                                                                                       460,490
                                                                                                               ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.96%
   14,000  Bed Bath & Beyond Incorporated+                                                                             455,980
                                                                                                               ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 10.11%
   83,000  Cisco Systems Incorporated+                                                                                 869,840
   25,000  Dell Computer Corporation+                                                                                  588,000
    9,000  Emulex Corporation+                                                                                         101,340

                                                                                                                     1,559,180
                                                                                                               ---------------

INSURANCE CARRIERS - 0.83%
    3,300  Oxford Health Plans+                                                                                        128,502
                                                                                                               ---------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.90%
    1,400  Dentsply International Incorporated                                                                          56,238
    4,200  FLIR Systems Incorporated+                                                                                  146,958
    4,000  Garmin Limited+                                                                                              74,200

                                       22

SHARES     SECURITY NAME                                                                                            VALUE
    5,200  KLA-Tencor Corporation+                                                                             $       145,288
      900  PolyMedica Corporation+                                                                                      23,778

                                                                                                                       446,462
                                                                                                               ---------------

MISCELLANEOUS RETAIL - 2.55%
    9,800  Amazon.Com Incorporated+                                                                                    156,114
    5,300  PETsMART Incorporated+                                                                                       94,393
   11,200  Staples Incorporated+                                                                                       143,248

                                                                                                                       393,755
                                                                                                               ---------------

MOTION PICTURES - 0.49%
    5,200  Hollywood Entertainment Corporation+                                                                         75,504
                                                                                                               ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.29%
    1,200  Cabot Microelectronics Corporation+                                                                          44,688
                                                                                                               ---------------

TRANSPORTATION BY AIR - 0.52%
    2,000  JetBlue Airways Corporation+                                                                                 80,660
                                                                                                               ---------------

TRANSPORTATION SERVICES - 0.69%
    2,100  Expedia Incorporated Class A+                                                                               106,365
                                                                                                               ---------------

WHOLESALE TRADE-NONDURABLE GOODS - 2.55%
    4,300  Endo Pharmaceuticals Holdings Incorporated+                                                                  36,679
    5,000  Henry Schein Incorporated+                                                                                  263,749
    3,700  Priority Healthcare Corporation+                                                                             93,240

                                                                                                                       393,668
                                                                                                               ---------------

TOTAL COMMON STOCK (COST $23,144,194)                                                                               15,306,883
                                                                                                               ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENT - 0.83%

REPURCHASE AGREEMENT - 0.83%
$ 127,869  Goldman Sachs & Company - 102% Collateralized
           by US Government Securities                                              1.96%         10/1/02      $       127,869

TOTAL SHORT-TERM INVESTMENT (COST $127,869)                                                                            127,869
                                                                                                               ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $23,272,063)*                                                100.11%                                     $    15,434,752
Other Assets and Liabilities, Net                                   (0.11)                                             (16,547)
                                                                   ------                                      ---------------
TOTAL NET ASSETS                                                   100.00%                                     $    15,418,205
                                                                   ======                                      ===============

+  Non-income earning securities.

* Cost for federal income tax purposes is $23,509,565 and net unrealized depreciation consists of:

   Gross Unrealized Appreciation                               $      792,791
   Gross Unrealized Depreciation                                   (8,867,604)
                                                               --------------
   Net Unrealized Depreciation                                 $   (8,074,813)

STOCK FUNDS              STATEMENTS OF ASSETS & LIABILITIES - SEPTEMBER 30, 2002

                                                                                         EQUITY              OTC
                                                                                          INDEX           GROWTH
----------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   In securities, at market value (see cost below)                                $ 310,365,641    $  15,306,883
   Repurchase Agreements                                                             12,426,000          127,869
   Cash                                                                                  50,264           50,000
   Collateral for securities loaned                                                  33,057,858        3,652,986
   Receivable for dividends and interest and other receivables                          450,196              274
   Receivable for Fund shares issued                                                    193,737            1,157
   Prepaid expenses and other assets                                                      2,770            2,109
                                                                                  -------------    -------------
TOTAL ASSETS                                                                        356,546,466       19,141,278
                                                                                  =============    =============
LIABILITIES
   Payable for investments purchased                                                     42,867                0
   Payable for securities loaned                                                     33,057,858        3,652,986
   Payable for Fund shares redeemed                                                     435,590                0
   Payable for investment advisor and affiliates                                         13,382            3,087
   Payable to other related parties                                                     185,731            5,566
   Accrued expenses and other liabilities                                               126,377           61,434
   Payable for daily variation margin on futures contracts                              173,275                0
                                                                                  -------------    -------------
TOTAL LIABILITIES                                                                    34,035,080        3,723,073
                                                                                  -------------    -------------
TOTAL NET ASSETS                                                                  $ 322,511,386    $  15,418,205
                                                                                  =============    =============

NET ASSETS CONSIST OF:

   Paid-in capital                                                                $ 228,292,434    $  43,185,229
   Undistributed net investment income (loss)                                         2,896,845                0
   Undistributed net realized gain (loss) on investments and foreign currency
     transactions                                                                    14,299,014      (19,929,713)
   Net unrealized appreciation (depreciation) of investments and translation of
     assets and liabilities in foreign currencies                                    78,123,018       (7,837,311)
   Net unrealized appreciation (depreciation) of futures                             (1,099,925)               0
                                                                                  -------------    -------------
TOTAL NET ASSETS                                                                  $ 322,511,386    $  15,418,205
                                                                                  =============    =============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

   Net assets - Class A                                                           $ 271,640,434              N/A
   Shares outstanding - Class A                                                       7,131,362              N/A
   Net asset value per share - Class A                                            $       38.09              N/A
   Maximum offering price per share - Class A (1)                                 $       40.41              N/A
   Net assets - Class B                                                           $  50,635,419              N/A
   Shares outstanding - Class B                                                       1,339,456              N/A
   Net asset value and offering price per share - Class B                         $       37.80              N/A
   Net assets - Class O                                                           $     235,533    $  15,418,205
   Shares outstanding - Class O                                                           6,120        5,860,175
   Net asset value and offering price per share - Class O                         $       38.49    $        2.63
                                                                                  -------------    -------------
INVESTMENTS AT COST (NOTE 9)                                                      $ 244,668,623    $  23,272,063
                                                                                  -------------    -------------
SECURITIES ON LOAN AT MARKET VALUE                                                $  31,047,865    $   3,435,142
                                                                                  =============    =============

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE YAER ENDED                       STOCK FUNDS
SEPTEMBER 30, 2002

                                                                                         EQUITY              OTC
                                                                                          INDEX           GROWTH
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                                      $   6,372,382    $       7,182
   Interest                                                                             315,556            5,085
   Securities lending income                                                             85,138           23,800
                                                                                  -------------    -------------
TOTAL INVESTMENT INCOME (LOSS)                                                        6,773,076           36,067
                                                                                  -------------    -------------
EXPENSES
   Advisory fees                                                                      1,105,891          133,120
   Administration fees                                                                  663,534           30,720
   Custody fees                                                                          88,471            4,096
   Shareholder servicing fees                                                         1,105,738           51,200
   Portfolio accounting fees                                                             97,703           49,945
   Transfer agent
    Class A                                                                           1,072,747              N/A
    Class B                                                                             323,573              N/A
    Class O                                                                              14,064            8,350
   Distribution fees
    Class B                                                                             532,003              N/A
   Legal and audit fees                                                                  65,004           31,168
   Registration fees                                                                     14,855           33,335
   Directors' fees                                                                        5,726            5,726
   Shareholder reports                                                                   51,924           20,835
   Other                                                                                 32,199           12,500
                                                                                  -------------    -------------
TOTAL EXPENSES                                                                        5,173,432          380,995
                                                                                  -------------    -------------
LESS:
   Waived fees and reimbursed expenses                                               (1,671,557)        (114,375)
   Net Expenses                                                                       3,501,875          266,620
                                                                                  -------------    -------------
NET INVESTMENT INCOME (LOSS)                                                          3,271,201         (230,553)
                                                                                  -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
   Securities                                                                        16,053,292       (8,275,709)
   Financial futures transactions                                                       938,169                0
Net Realized Gain (Loss) from Investments                                            16,991,461       (8,275,709)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   Securities                                                                      (104,547,381)       4,475,263
   Financial futures transactions allocated from Portfolios                          (2,874,050)               0
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS                                                                     (107,421,431)       4,475,263
                                                                                  -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                              (90,429,970)      (3,800,446)
                                                                                  -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ (87,158,769)   $  (4,030,999)
                                                                                  =============    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                  STATEMENTS OF CHANGES IN NET ASSETS

                                                                 EQUITY INDEX                        OTC GROWTH
                                                        --------------------------------  --------------------------------
                                                                FOR THE          FOR THE          FOR THE          FOR THE
                                                             YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                         SEPT. 30, 2002   SEPT. 30, 2001   SEPT. 30, 2002   SEPT. 30, 2001
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets                                 $   454,210,388  $   702,470,847  $    17,575,125   $   28,545,481
OPERATIONS:
   Net investment income (loss)                               3,271,201        3,226,247         (230,553)        (268,696)
   Net realized gain (loss) on sale of investments
     and future transactions                                 16,991,461       53,370,706       (8,275,709)     (11,654,004)
   Net change in unrealized appreciation
     (depreciation) of investments and futures             (107,421,431)    (234,756,822)       4,475,263      (12,169,179)
                                                        ---------------  ---------------  ---------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                               (87,158,769)    (178,159,869)      (4,030,999)     (24,091,879)
                                                        ---------------  ---------------  ---------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A                                                 (3,331,999)      (2,681,679)             N/A              N/A
     Class B                                                    (23,316)               0              N/A              N/A
     Class O                                                     (3,279)          (6,279)               0                0
   Net realized gain on sale of investments
     Class A                                                (43,345,067)     (64,437,359)             N/A              N/A
     Class B                                                 (8,209,363)     (10,874,638)             N/A              N/A
     Class O                                                    (34,228)         (86,933)               0         (193,533)
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold - Class A                       19,054,806       23,640,613              N/A              N/A
   Reinvestment of dividends - Class A                       46,154,563       66,501,043              N/A              N/A
   Cost of shares redeemed - Class A                        (56,847,327)     (86,362,509)             N/A              N/A
                                                        ---------------  ---------------  ---------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A                       8,362,042        3,779,147              N/A              N/A
                                                        ---------------  ---------------  ---------------   --------------
   Proceeds from shares sold - Class B                       11,195,718       18,380,172              N/A              N/A
   Reinvestment of dividends - Class B                        7,879,399       10,441,896              N/A              N/A
   Cost of shares redeemed - Class B                        (17,071,110)     (15,574,287)             N/A              N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B                       2,004,007       13,247,781              N/A              N/A
                                                        ---------------  ---------------  ---------------   --------------
   Proceeds from shares sold - Class O                           86,070          388,255        2,710,703       15,557,619
   Reinvestment of dividends - Class O                           37,368           92,951                0          193,513
   Cost of shares redeemed - Class O                            (82,468)      (9,521,836)        (836,624)      (2,436,076)
                                                        ---------------  ---------------  ---------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS O                          40,970       (9,040,630)       1,874,079       13,315,056
                                                        ---------------  ---------------  ---------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS                      (131,699,002)    (248,260,459)      (2,156,920)     (10,970,356)
                                                        ---------------  ---------------  ---------------   --------------
NET ASSETS:

ENDING NET ASSETS                                       $   322,511,386  $   454,210,388  $    15,418,205   $   17,575,125
                                                        ---------------  ---------------  ---------------   --------------
SHARE ISSUED AND REDEEMED:
   Shares sold - Class A                                        378,079          347,517              N/A              N/A
   Shares issued in reinvestment of dividends -
     Class A                                                    853,345          936,512              N/A              N/A
   Shares redeemed - Class A                                 (1,156,299)      (1,278,744)             N/A              N/A
                                                        ---------------  ---------------  ---------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS A                                                       75,125            5,285              N/A              N/A
                                                        ---------------  ---------------  ---------------   --------------
   Shares sold - Class B                                        220,005          275,863              N/A              N/A
   Shares issued in reinvestment of dividends -
     Class B                                                    146,819          147,568              N/A              N/A
   Shares redeemed - Class B                                   (356,026)        (241,350)             N/A              N/A
                                                        ---------------  ---------------  ---------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS B                                                       10,798          182,081              N/A              N/A
                                                        ---------------  ---------------  ---------------   --------------
   Shares sold - Class O                                          1,715            5,775          768,389        2,894,501
   Shares issued in reinvestment of dividends -
     class O                                                        684            1,278                0           23,891
   Shares redeemed - Class O                                     (1,720)        (118,524)        (198,930)        (459,997)
                                                        ---------------  ---------------  ---------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   CLASS O                                                          679         (111,471)         569,459        2,458,395
                                                        ---------------  ---------------  ---------------   --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME   $     2,896,845  $     3,001,890  $             0   $            0
                                                        ===============  ===============  ===============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

STOCK FUNDS                                                 FINANCIAL HIGHLIGHTS

                                                                            NET REALIZED
                                               BEGINNING           NET               AND    DIVIDENDS
                                               NET ASSET    INVESTMENT        UNREALIZED     FROM NET
                                               VALUE PER        INCOME    GAIN (LOSS) ON   INVESTMENT
                                                   SHARE        (LOSS)       INVESTMENTS       INCOME
------------------------------------------------------------------------------------------------------
EQUITY INDEX
O SHARES
October, 1, 2001 to September 30, 2002           $ 54.77          0.24             (9.67)       (0.54)
October 1, 2000 to September 30, 2001            $ 85.62          3.03            (23.72)       (0.62)
October 1, 1999 to September 30, 2000            $ 78.73         (0.35)            10.45         0.00
February 1, 1999(3) to September 30, 1999        $ 78.00          0.44              0.45        (0.16)

OTC GROWTH

CLASS O
October, 1, 2001 to September 30, 2002           $  3.32         (0.04)            (0.65)        0.00
October 1, 2000 to September 30, 2001            $ 10.08         (0.05)            (6.65)        0.00
August 2, 2000(3) to September 30, 2000          $ 10.00         (0.01)             0.09         0.00

                                       28

                                             DISTRIBUTIONS          ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                  FROM NET       NET ASSET     -----------------------------------------
                                                  REALIZED       VALUE PER     NET INVESTMENT         NET          GROSS
                                                     GAINS           SHARE      INCOME (LOSS)    EXPENSES    EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX
O SHARES
October, 1, 2001 to September 30, 2002               (6.31)       $  38.49              1.03%        0.50%          5.28%
October 1, 2000 to September 30, 2001                (9.54)       $  54.77              0.96%        0.50%          1.64%
October 1, 1999 to September 30, 2000                (3.21)       $  85.62              0.81%        0.50%          0.69%
February 1, 1999(3) to September 30, 1999             0.00        $  78.73              0.00%        0.00%          0.00%

OTC GROWTH

CLASS O
October, 1, 2001 to September 30, 2002                0.00        $   2.63             (1.13)%       1.30%          1.86%
October 1, 2000 to September 30, 2001                (0.06)       $   3.32             (1.12)%       1.30%          1.51%
August 2, 2000(3) to September 30, 2000               0.00        $  10.08             (0.73)%       1.30%          1.62%

                                                           PORTFOLIO         NET ASSETS AT
                                                  TOTAL     TURNOVER         END OF PERIOD
                                              RETURN(2)         RATE       (000'S OMITTED)
------------------------------------------------------------------------------------------
EQUITY INDEX
O SHARES
October, 1, 2001 to September 30, 2002           (20.85)%          4%             $    236
October 1, 2000 to September 30, 2001            (26.88)%          4%             $    298
October 1, 1999 to September 30, 2000             12.87%           8%             $ 10,010
February 1, 1999(3) to September 30, 1999          0.94%           6%             $      0

OTC GROWTH

CLASS O
October, 1, 2001 to September 30, 2002           (20.78)%         48%             $ 15,418
October 1, 2000 to September 30, 2001            (66.82)%         80%             $ 17,575
August 2, 2000(3) to September 30, 2000            0.80%           9%             $ 28,545

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 8).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

(3)  Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

       Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 66 separate series. These financial statements present the Equity Index and OTC Growth Funds (each, a "Fund", collectively, the "Funds"), each a series of the Trust.

       The Equity Index Fund offers Class A, Class B, and Class O shares. The OTC Growth Fund only offers Class O shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro-rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro-rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro-rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agency fees.

2. SIGNIFICANT ACCOUNTING POLICIES

       The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

       The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

       Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time), and 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.

       Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

       Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized. Dividend income is recognized on the ex-dividend date.

REPURCHASE AGREEMENTS

       Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

FUTURES CONTRACTS

       The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 2002, the Equity Index Fund held the following long futures contracts:

                                                                                 NOTIONAL      NET UNREALIZED
       FUND                   CONTRACTS          TYPE        EXPIRATION DATE  CONTRACT VALUE    DEPRECIATION
       Equity Index Fund        66 Long      S&P 500 Index    December 2002   $   13,447,500   $   (1,099,925)

SECURITY LOANS

       The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The value of the securities on loan and the value of the related collateral at September 30, 2002 was as follows:

       FUND                             SECURITIES       COLLATERAL
       Equity Index Fund              $   31,047,865   $    33,057,858

       OTC Growth Fund                     3,435,142         3,652,986

DISTRIBUTIONS TO SHAREHOLDERS

       Dividends to shareholders from net investment income and distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. For federal income tax purposes, the Funds may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

       Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

RECLASSIFICATION OF CAPITAL ACCOUNTS

       On the Statement of Assets and Liabilities, as a result of permanent book-to-tax and merger-related differences, reclassification adjustments were made as follows (Increase (Decrease)):

                         UNDISTRIBUTED NET         UNDISTRIBUTED NET             PAID-IN
                         INVESTMENT INCOME        REALIZED GAIN/LOSS             CAPITAL
       Equity Index           (17,652)               (4,235,802)                4,253,454

       OTC Growth             230,553                         0                  (230,553)

FEDERAL INCOME TAXES

       Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2002.

       The following Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

                                                       CARRYFORWARDS
        DATE              FUND         YEAR EXPIRES     CAPITAL LOSS
       9/30/2002       OTC Growth              2009    $     575,214

                                               2010       12,086,813

       For tax purposes, the OTC Growth Fund had current year deferred post-October capital loss of $7,030,184. This loss will be realized for tax purposes on the first day of the succeeding year.

3. ADVISORY FEES

       The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the advisory contract, Funds Management has agreed to provide the following Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

         FUND                      % OF AVERAGE DAILY NET ASSETS
         Equity Index Fund                     0.25

         OTC Growth Fund                       0.65

       Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

       Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, acts as investment sub-adviser to the Equity Index Fund. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.02% of the Fund's average daily net assets up to $200 million and 0.01% of the Fund's average daily net assets in excess of $200 million.

       Golden Capital Management, LLC ("Golden"), acts as sub-adviser to the OTC Growth Fund. Golden is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of the Fund's average daily net assets up to $250 million, 0.23% for the next $250 million, and 0.20% of the Fund's average daily net assets in excess of $500 million.

4. ADMINISTRATION FEES

       The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

5. TRANSFER AGENT FEES

       The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Wells Fargo Bank has been engaged by BFDS to provide sub-transfer agency services for the Funds.

       For providing transfer agency services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex based fee from all of the funds of the Trust and Wells Fargo Variable Trust. The transfer agency fees paid by the Funds for the fiscal year ended September 30, 2002 are disclosed on the Statement of Operations.

6. SHAREHOLDER SERVICING FEES

       The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.20% of the average daily net assets of the Equity Index Fund Class O shares and 0.25% of the average daily net assets of the OTC Growth Fund Class O shares.

       The shareholder servicing fees paid on behalf of the Funds for the year ended September 30, 2002 were as follows:

        FUND                             CLASS O
        Equity Index Fund                $    609

        OTC Growth Fund                    51,200

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

       Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

       The Trust has entered into a contract on behalf of the Funds with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contract, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

8. WAIVED FEES AND REIMBURSED EXPENSES

       All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended September 30, 2002, were waived by Funds Management.

        FUND                                                         FEES WAIVED BY FUNDS MANAGEMENT
        Equity Index Fund                                                     $  1,671,557

        OTC Growth Fund                                                            114,375

9. INVESTMENT PORTFOLIO TRANSACTIONS

       Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the year ended September 30, 2002, were as follows:

                              AGGREGATE PURCHASES AND SALES

        FUND                                                     PURCHASES AT COST    SALES PROCEEDS
        Equity Index Fund                                         $ 17,139,700       $    47,920,651

        OTC Growth Fund                                             11,199,077             9,598,030

10. DISTRIBUTION TO SHAREHOLDERS

       The tax character of distributions paid during the years ended September 30, 2002 and September 30, 2001 was as follows:

                                                                                   DIVIDENDS PAID
                                                                                     DEDUCTION
                              ORDINARY INCOME        LONG-TERM CAPITAL GAIN        ON REDEMPTION                TOTAL
        FUND NAME              2002      2001          2002          2001         2002         2001         2002        2001
        Equity Index Fund   3,358,493  3,192,975    51,590,163     74,893,913     748,650    3,500,000   55,697,306  81,586,888

        OTC Growth Fund             0    193,533             0              0           0            0            0     193,533

       As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                              UNDISTRIBUTED            UNREALIZED
                                     UNDISTRIBUTED         LONG-TERM CAPITAL          APPRECIATION
        FUND NAME                   ORDINARY INCOME              GAIN                (DEPRECIATION)         TOTAL
        Equity Index Fund              2,896,841              13,383,962               77,942,950        94,223,753

        OTC Growth Fund                        0                       0               (8,074,813)       (8,074,813)

       The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, return of capital distributions from holdings in real estate investment trusts, and mark-to-market adjustments related to future contracts.

11. BANK BORROWINGS

       All of the funds in the Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $225 million, collectively. Interest is charged to each fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the year ended September 30, 2002.

INDEPENDENT AUDITORS' REPORT                                         STOCK FUNDS

TO THE BOARD OF TRUSTEES AND CLASS O SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

       We have audited the accompanying statements of assets and liabilities of Equity Index Fund and OTC Growth Fund, two portfolios of Wells Fargo Funds Trust (collectively the "Funds"), including the portfolios of investments as of September 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for the periods presented on page 26, and the Class O financial highlights for the periods presented on pages 28 to 29. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2002, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Wells Fargo Funds Trust as of September 30, 2002, the results of their operations, changes in their net assets, and the financial highlights for the class and periods indicated in the paragraph above in conformity with accounting principles generally accepted in the United States of America.


   /s/ KPMG LLP
   San Francisco, California
   November 8, 2002

BOARD OF TRUSTEES

       The following table provides basic information about the Board of Trustees ("Trustees") of the Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 90 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                                     POSITION HELD AND               PRINCIPAL OCCUPATIONS DURING
  NAME AND AGE                       LENGTH OF SERVICE ***           PAST FIVE YEARS                  OTHER DIRECTORSHIPS
  Robert C. Brown                    Trustee                         Retired. Director, Federal       None
  71                                 since 1992                      Farm Credit Banks Funding
                                                                     Corporation and Farm Credit
                                                                     System Financial Assistance
                                                                     Corporation until
                                                                     February 1999.

  W. Rodney Hughes                   Trustee                         Private Investor.                Barclays Global
  76                                 since 1987                                                       Investors
                                                                                                      Funds/Master Investment
                                                                                                      Portfolio, 23
                                                                                                      portfolios

  J. Tucker Morse                    Trustee                         Private Investor/Real Estate     None
  58                                 since 1987                      Developer; Chairman of White
                                                                     Point Capital, LLC.

 NON-INTERESTED TRUSTEES

                                     POSITION HELD AND               PRINCIPAL OCCUPATIONS DURING
  NAME AND AGE                       LENGTH OF SERVICE ***           PAST FIVE YEARS                  OTHER DIRECTORSHIPS
  Thomas S. Goho                     Trustee                         Wake Forest University,          None
  60                                 since 1987                      Calloway School of Business
                                                                     and Accountancy.
                                                                     Benson-Pruitt Professorship
                                                                     since 1999, Associate
                                                                     Professor of Finance
                                                                     1994-1999.

  Peter G. Gordon                    Trustee                         Chairman, CEO, and               None
  60                                 since 1998                      Co-Founder of Crystal Geyser
                                     (Lead Trustee since             Water Company and President
                                     2001)                           of Crystal Geyser Roxane
                                                                     Water Company.

  Richard M. Leach                   Trustee                         President of Richard M. Leach    None
  69                                 since 1987                      Associates (a financial
                                                                     consulting firm).

  Timothy J. Penny                   Trustee                         Senior Counselor to the          None
  50                                 since 1996                      relations firm of
                                                                     Himle-Horner and Senior
                                                                     Fellow at the
                                                                     Humphrey Institute,
                                                                     Minneapolis, Minnesota
                                                                     (a public policy
                                                                     organization).

  Donald C. Willeke                  Trustee                         Principal in the law firm of     None
  62                                 since 1996                      Willeke & Daniels.

 OFFICERS

                                     POSITION HELD AND               PRINCIPAL OCCUPATIONS DURING
  NAME AND AGE                       LENGTH OF SERVICE               PAST FIVE YEARS                  OTHER DIRECTORSHIPS
  Michael J. Hogan                   President                       Executive Vice President of      None
  43                                 Since 2000                      Wells Fargo Bank, N.A.
                                                                     President of Wells Fargo
                                                                     Funds Management, LLC
                                                                     since March 2001. Senior
                                                                     Vice President of
                                                                     Wells Fargo Bank, N.A. from
                                                                     April 1997 to July 1999. Vice
                                                                     President of American Express
                                                                     Financial Advisors until
                                                                     April 1997.

  Karla M. Rabusch                   Treasurer                       Senior Vice President of         None
  43                                 Since 2000                      Fargo Bank, N.A. Senior Vice
                                                                     President and Chief
                                                                     Administrative Officer of
                                                                     Wells Fargo Funds
                                                                     Management, LLC since March
                                                                     2001. Vice President of Wells
                                                                     Fargo Bank, N.A. from
                                                                     December 1997 to May 2000.
                                                                     Prior thereto, Director
                                                                     of Managed Assets
                                                                     Investment Accounting of
                                                                     American Express
                                                                     Financial Advisors
                                                                     until November 1997.

  C. David Messman                   Secretary                       Vice President and Senior        None
  42                                 Since 2000                      Counsel of Wells Fargo Bank,
                                                                     N.A. Vice President and
                                                                     Secretary of Wells Fargo
                                                                     Funds Management, LLC
                                                                     since March 2001.

----------
* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

** Currently, three of the eight Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. Two of the interested Trustees, Robert C. Brown and W. Rodney Hughes, own securities of Wells Fargo & Company, and one of the interested Trustees,
    J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

STOCK FUNDS                                          TAX INFORMATION (UNAUDITED)

     Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Equity Index Fund designates 100% of its ordinary income dividends distributed during the year as qualifying for the corporate dividends-received deduction.

     Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Equity Index Fund designates $52,338,813 as a capital gain dividend for the year ended September 30, 2002.

LIST OF ABBREVIATIONS                                                STOCK FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG        --   Association of Bay Area Governments
ADR         --   American Depository Receipts
AMBAC       --   American Municipal Bond Assurance Corporation
AMT         --   Alternative Minimum Tax
ARM         --   Adjustable Rate Mortgages
BART        --   Bay Area Rapid Transit
CDA         --   Community Development Authority
CDSC        --   Contingent Deferred Sales Charge
CGIC        --   Capital Guaranty Insurance Company
CGY         --   Capital Guaranty Corporation
CMT         --   Constant Maturity Treasury
COFI        --   Cost of Funds Index
Connie Lee  --   Connie Lee Insurance Company
COP         --   Certificate of Participation
CP          --   Commercial Paper
CTF         --   Common Trust Fund
DW&P        --   Department of Water & Power
DWR         --   Department of Water Resources
EDFA        --   Education Finance Authority
FGIC        --   Financial Guaranty Insurance Corporation
FHA         --   Federal Housing Authority
FHLB        --   Federal Home Loan Bank
FHLMC       --   Federal Home Loan Mortgage Corporation
FNMA        --   Federal National Mortgage Association
FRN         --   Floating Rate Notes
FSA         --   Financial Security Assurance, Inc
GNMA        --   Government National Mortgage Association
GO          --   General Obligation
HFA         --   Housing Finance Authority
HFFA        --   Health Facilities Financing Authority
IDA         --   Industrial Development Authority
LIBOR       --   London Interbank Offered Rate
LLC         --   Limited Liability Corporation
LOC         --   Letter of Credit
LP          --   Limited Partnership
MBIA        --   Municipal Bond Insurance Association
MFHR        --   Multi-Family Housing Revenue
MUD         --   Municipal Utility District
MTN         --   Medium Term Note
PCFA        --   Pollution Control Finance Authority
PCR         --   Pollution Control Revenue
PFA         --   Public Finance Authority
PLC         --   Private Placement
PSFG        --   Public School Fund Guaranty
RAW         --   Revenue Anticipation Warrants
RDA         --   Redevelopment Authority
RDFA        --   Redevelopment Finance Authority
R&D         --   Research & Development
SFMR        --   Single Family Mortgage Revenue
STEERS      --   Structured Enhanced Return Trust
TBA         --   To Be Announced
TRAN        --   Tax Revenue Anticipation Notes
USD         --   Unified School District
V/R         --   Variable Rate
WEBS        --   World Equity Benchmark Shares

DATED MATERIAL
PLEASE EXPEDITE

MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

                                                                  AR 017 (09/02)